UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23999

Nuveen Enhanced CLO Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

Interval Funds
Nuveen Interval Funds
August 31, 2026
Annual
Report
Fund Name Class A1 Class A2 Class I
Nuveen Enhanced CLO Income Fund NCLYX NCLZX NCLOX
Nuveen Enhanced Corporate Opportunities Fund – – NECDX

Table
of Contents
Important Notices 3
Discussion of Fund Performance 4
Common Share Information 7
About the Funds’ Benchmarks 8
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 15
Report of Independent Registered Public Accounting Firm 16
Portfolios of Investments 17
Statement of Assets and Liabilities 26
Statement of Operations 28
Statement of Changes in Net Assets 29
Financial Highlights 30
Notes to Financial Statements 34
Important Tax Information 43
Additional Fund Information 44
Glossary of Terms Used in this Report 45
Statement Regarding Basis for Approval of Investment Advisory Contract 46
Board Members & Officers 58

Important Notices

Subsequent events for Nuveen Enhanced CLO Income Fund – Portfolio manager update(s): Himani Trivedi has announced that she will retire from Nuveen on June 30, 2027. She will continue to serve as a portfolio manager of the Fund until October 31,
2026. Effective September 24, 2026, Stephen Virgilio has been named a portfolio manager on the Fund. There are no other changes to the Fund’s portfolio management team and there are no changes to the Fund’s investment objective, principal investment strategy or principal risks.

Discussion of
Fund Performance
Nuveen Enhanced CLO Income Fund (ECLO)
Nuveen Enhanced Corporate Opportunities Fund (ECOF)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. The portfolio managers for ECLO are Stephen Virgilio, Himani Trivedi and Joshua Grumer. The
portfolio managers for ECOF are Scott Caraher and James Kim.
Below is a discussion of Fund performance and the factors that contributed and detracted during the reporting period ended
August 31, 2026. For more information on Fund investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
Nuveen Enhanced CLO Income Fund (ECLO)
What factors affected markets during the annual reporting period?
• U.S. markets were shaped by Federal Reserve (Fed) monetary policy easing and tariff-related uncertainty. The Fed cut interest rates three times by 25 basis points each in late 2025. This brought the fed funds rate to 3.75% before the
Fed paused rate cuts through mid-2026. Markets stabilized through summer 2026 after tariff announcements and the war in Iran increased recession concerns earlier in the year.
• Broadly syndicated loan collateralized loan obligations (CLOs) delivered positive 12-month returns across the capital structure, from 5.03% for AAA tranches to 6.38% for BB tranches, supported by elevated base rates and spread tightening.
• CLO activity remained robust, with a record $526.5 billion of issuance in 2025, including significant refinancing and reset activity. CLO exchange-traded fund (ETF) inflows of $16 billion further supported demand and market technicals.
• Headwinds included compressed primary arbitrage, weakness in software loans amid artificial intelligence (AI)-
related concerns, and rising private credit defaults, contributing to volatility in mezzanine and junior tranches.
• CLO equity remained pressured as tighter loan spreads reduced excess spread and weighed on net asset values (NAVs). Refinancing and reset activity and broader market stabilization supported improving NAV trends toward period-end.
What key strategies were used to manage the Fund during the annual reporting period?
• The Fund actively allocated across the CLO capital structure, participating in both primary and secondary market opportunities where management identified attractive relative value, income potential and risk-adjusted return opportunities.
• The Fund actively managed its CLO equity exposure through refinancing and reset transactions, improving deal economics and extending reinvestment periods. The Fund also established a new CLO equity position through a warehouse transaction during the period.
• Security selection remained central to portfolio construction, with a focus on experienced CLO managers, underlying collateral quality, portfolio construction, and ongoing monitoring of risks and opportunities across underlying loan portfolios as market dispersion increased.

How did the Fund perform and what factors affected relative performance?
For the 12-month reporting period ended August 31, 2026, ECLO returned -0.15% for Class I Shares at net asset value (NAV). The
Fund underperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.
Top contributors to relative performance
• Security selection within BB and BBB tranches.
• An overweight to BB-rated securities.
• Allocation to investment-grade CLO tranches.
Top detractors from relative performance
• Out-of-benchmark allocation to CLO equity.
Nuveen Enhanced Corporate Opportunities Fund (ECOF)
What factors affected markets during the abbreviated annual reporting period?
• During the abbreviated reporting period from the Fund’s launch in July 2026 through the end of August 2026, markets focused on sticky inflation, resilient economic growth, rising federal deficit levels and policy signals from the
Federal Reserve (Fed).
• The Treasury yield curve flattened as short-term yields rose, on expectations for a Fed rate hike. Meanwhile, long-
term yields were flat to lower, though still near multi-year highs. Notably, the U.S. Treasury announced it would increase its buybacks of long-term Treasury bonds in attempt to contain long-term yields.
• Investment-grade credit spreads changed little during the abbreviated reporting period. Demand remained strong despite record issuance in August, driven by funding of the artificial intelligence (AI) buildout. High yield corporate spreads narrowed.
What key strategies were used to manage the Fund during the abbreviated annual reporting period?
• During the abbreviated reporting period, the Fund worked to invest its portfolio in corporate credit investments, offering attractive income generation and capital appreciation potential.
How did the Fund perform and what factors affected relative performance?
For the abbreviated annual reporting period from the Fund’s inception on July 17, 2026 through August 31, 2026, ECOF returned
0.39% for Class I Shares at net asset value (NAV). The Fund underperformed the Enhanced Corporate Opportunities Blended
Benchmark, which returned 0.80%. The Enhanced Corporate Opportunities Blended Benchmark consists of 1) 50% ICE BofA U.S.
High Yield Index, and 2) 50% Morningstar LSTA US Leveraged Loan Index.
Top contributors to relative performance
• An underweight to BB-rated securities.
• Security selection within the technology sector.
Top detractors from relative performance
• Security selection within CCC-rated securities.
• Security selection within the communication service sector.

Discussion of Fund Performance
(continued)

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes ECLO uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s
Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes ECOF uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s
Investors Service, Inc. and Fitch, Inc. If there are two or three ratings for a security, the simple average of those ratings is used. If only one of the agencies rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB,
B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding each Funds' distributions is current as of August 31, 2026.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current fiscal period, each Fund's distributions to common shareholders were as shown in the accompanying table.
*
* Initial distribution declared by Enhanced Corporate Opportunities in August 2026.
Each Fund intends to declare distributions daily and pay such distributions monthly out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period.
Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period. Each Fund's distribution policy had no material effect on its investment strategy during the most recent fiscal period and is not expecting to have such an effect in future periods.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, each Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, Enhanced CLO Income and Enhanced Corporate Opportunities currently expect to offer to repurchase 7.5% and 10%, respectively, of their outstanding Common Shares at NAV. Each Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements for further details on the Fund’s repurchase offer.
Enhanced CLO Income
Enhanced
Corporate
Opportunities
Monthly Distributions (Ex-Dividend Date) Class A1 Class A2 Class I Class I
September 2025 $ 0.1710 $ 0.1755 $ 0.1835 $ –
October 2025 0.1710 0.1755 0.1835 –
November 2025 0.1710 0.1755 0.1835 –
December 2025 0.4013 0.4053 0.4133 –
January 2026 0.1715 0.1755 0.1835 –
February 2026 0.1715 0.1755 0.1835 –
March 2026 0.1540 0.1575 0.1655 –
April 2026 0.1540 0.1575 0.1655 –
May 2026 0.1540 0.1575 0.1655 –
June 2026 0.1545 0.1580 0.1655 –
July 2026 0.1545 0.1580 0.1655 –
August 2026* 0.1545 0.1580 0.1655 0.1185
Total Distributions from Net Investment Income $ 2.1828 $ 2.2293 $ 2.3238 $ 0.1185
Enhanced CLO Income
Enhanced
Corporate
Opportunities
Class A1 Class A2 Class I Class I
Distribution Rate on NAV* 10.72% 10.96% 11.48% 7.12%
*Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

About the Funds’ Benchmarks
ICE BofA U.S. High Yield Index
: An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Morningstar LSTA U.S. Leveraged Loan
:
A market-value weighted index designed to measure the performance of the U.S.
leveraged loan market. The index may include loans from issuers of any country, although all loans must be USD-denominated.
Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P UBS Leveraged Loan Index
: An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information for Enhanced CLO Income is provided for Class A1 Shares at NAV only.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes Enhanced CLO Income uses credit quality ratings for its portfolio securities provided by Standard
& Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes Enhanced Corporate Opportunities uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If there are two or three ratings for a security, the simple average of those ratings is used. If only one of the agencies rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced CLO Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2026
Fund Performance* and Expense Ratios
* Effective on the close of business on January 10, 2025, all of the assets of a Cayman Islands exempted limited partnership through which a private fund invested (the “Predecessor Fund”) were transferred to the Fund (the “Reorganization”) and the Fund com-
menced investment operations. Performance portrayed prior to the date of the Reorganization reflects the Predecessor Fund which commenced investment operations on September 30, 2022. The Predecessor Fund was not registered under the Investment Com-
pany Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions imposed by the
1940 Act on registered investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor
Fund’s performance may have been adversely affected. The performance for the Predecessor Fund has not been restated to reflect the current expenses of the Fund. If the current expenses of the Fund had been reflected, the performance of the Predecessor
Fund would have been different because the Fund has different expenses than the Predecessor Fund. For purposes of Fund perfor-
mance, relative results are measured against the S&P UBS Leveraged Loan Index.
** Class A1 Shares have a maximum 2.50% sales charge (Offering Price). Class A1 Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 and Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The expense ratios reflect the expenses of the Fund and not the Predecessor Fund. The Fund’s investment adviser has contrac-
tually agreed to waive fees and/or reimburse Fund expenses through July 31, 2028 so that total annual Fund operating expenses
(excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquir-
ing and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.50% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
**** The inception date for the performance information in the table is September 30, 2022, the date the Predecessor Fund com-
menced investment operations.
Total Returns as of
August 31, 2026** Expense Ratios***
Average Annual
Performance
Inception
Date**** 1-Year
Since
Inception**** Gross Net
Class A1 at NAV 9/30/22 (0.87)% 10.00% 2.29% 2.23%
Class A1 at maximum Offering Price 9/30/22 (3.35)% 9.29% — —
S&P UBS Leveraged Loan Index — 4.87% 8.54% — —
Class A2 9/30/22 (0.62)% 10.11% 2.04% 1.98%
Class I 9/30/22 (0.15)% 10.34% 1.54% 1.48%

Growth of an Assumed $10,000 Investment as of August 31, 2026
 - Class A1
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios and Holdings Summaries
August 31,
2026 (continued)
Holdings
Fund Allocation
(% of net assets)
Asset-Backed Securities 99.0%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AA 0.8%
A 2.2%
BBB 11.1%
BB or Lower 67.2%
N/R (not rated) 18.0%
N/A (not applicable) 0.7%
Total 100%

Nuveen Enhanced Corporate Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2026

Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Enhanced Corporate Opportunities Blended Bench-
mark. The Fund’s Blended Benchmark consists of: 1) 50% Morningstar LSTA U.S. Leveraged Loan Index and 2) 50% ICE BofA U.S.
High Yield Index.
** Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2028 so that total annual Fund operating expenses (excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.55% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of August 31, 2026
 - Class I
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
August 31, 2026**
Cumulative Expense Ratios
***
Inception
Date
Since
Inception Gross Net
Class I at NAV 7/17/26 0.39% 2.59% 1.83%
ICE BofA U.S. High Yield Index — 0.55% — —
Enhanced Corporate Opportunities Blended Benchmark — 0.80% — —

Fund Performance, Expense Ratios and Holdings Summaries
August 31,
2026 (continued)
Holdings
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 52.9%
Corporate Bonds 46.0%
Repurchase Agreements 23.8%
Other Assets & Liabilities, Net (22.7)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
BB or Lower 79.7%
N/R (not rated) 0.9%
N/A (not applicable) 19.4%
Total 100%

Expense
Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads)
or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period for
Enhanced CLO Income, and invested at July 17, 2026 (commencement of operations) and held for the entire reporting period for Enhanced Corporate Opportunities. The examples are also based on each Fund's actual expenses, which may vary from the expense rates shown in the Fund's prospectus.
What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Enhanced CLO Income
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class A1 Shares $225 2.26%
Class A2 Shares $199 2.00%
Class I Shares $150 1.50%
* Annualized for period less than one year.
What were the Fund's costs for the period since inception? (based on a hypothetical $10,000 investment)
Enhanced Corporate Opportunities
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class I Shares $148 1.48%
* Annualized for period less than one year.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees and Shareholders of Nuveen Enhanced CLO Income Fund and
Nuveen Enhanced Corporate Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of
America.
Nuveen Enhanced CLO Income Fund (1)
Nuveen Enhanced Corporate Opportunities Fund (2)
(1) Statement of operations for the year ended August 31, 2026, statement of changes in net assets and the financial highlights for the year ended August 31, 2026 and the period January 10, 2025 (commencement of operations)
through August 31, 2025
(2) Statement of operations and statement of changes in net assets and the financial highlights for the period July 17,
2026 (commencement of operations) through August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2026
Enhanced CLO Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
191205038 ASSET-BACKED SECURITIES - 99.0% 191205038
OTHER ABS - 99.0%
$ 3,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 2.850%) 6.600% 10/17/37 $ 3,016,071
1,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 5.250%) 9.000 10/17/37 1,002,628
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.129 01/20/35 2,498,187
2,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 10.029 07/20/38 2,445,290
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9.811 04/20/38 2,379,702
1,714,459 (a),(b),(c) Anchorage Capital CLO 19 Ltd, Series 2021 19A 15.770 10/15/38 884,014
2,000,000 (a),(b) Anchorage Capital CLO 7 Ltd, Series 2015 7A, (TSFR3M +
7.000%)
10.838 04/28/37 1,996,052
1,000,000 (a),(b) Apidos CLO LI Ltd, Series 2024 51A, (TSFR3M + 1.750%) 5.418 01/20/38 1,003,162
1,500,000 (a),(b) Apidos CLO Lvi, Series 2026 56A, (TSFR3M + 5.300%) 9.025 04/24/39 1,519,533
500,000 (a),(b) Apidos CLO XLVI Ltd, Series 2023 46A, (TSFR3M + 4.850%) 8.762 10/24/38 501,255
2,000,000 (a),(b) ARES CLO Ltd, Series 2025 78A, (TSFR3M + 5.100%) 8.853 01/15/39 2,011,154
2,000,000 (a),(b),(c) ARES LX CLO LTD, Series 2021 60A 20.497 07/18/34 490,578
1,000,000 (a),(b) ARES LX CLO LTD, Series 2021 60A, (TSFR3M + 2.850%) 6.579 07/18/34 995,933
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.753 10/15/38 699,375
2,000,000 (a),(b),(c),(d) ARES XLV CLO Ltd, Series 2017 45A 0.000 10/15/30 300
3,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9.250 07/17/38 2,866,593
750,000 (a),(b) Ballyrock CLO 21 Ltd, Series 2022 21A, (TSFR3M + 6.000%) 9.668 10/20/37 723,796
2,000,000 (a),(b) Ballyrock CLO 22 Ltd, Series 2024 22AR, (TSFR3M + 5.750%) 9.375 07/15/39 2,008,680
750,000 (a),(b) Barings CLO Ltd 2019-III, Series 2019 3A, (TSFR3M + 5.850%) 10.175 01/20/36 731,244
1,000,000 (a),(b) Barings CLO Ltd 2023-II, Series 2023 2A, (TSFR3M + 5.100%) 8.829 10/20/38 996,119
1,500,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9.715 04/15/39 1,529,580
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A 29.416 04/20/34 548,694
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 18.060 04/20/34 16,731
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 18.305 04/20/34 38,838
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (TSFR3M + 7.112%) 8.034 04/24/34 817,169
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
9.629 10/20/37 2,483,920
1,500,000 (a),(b) Benefit Street Partners CLO X Ltd, Series 2016 10A, (TSFR3M +
5.000%)
8.729 07/20/38 1,487,026
1,000,000 (a),(b) Benefit Street Partners CLO XXXV Ltd, Series 2024 35A,
(TSFR3M + 5.200%)
8.948 07/25/39 1,006,961
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
7.810 01/25/38 1,996,550
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 9.984 04/21/35 835,891
500,000 (a),(b) Bryant Park Funding Ltd, Series 2025 28A, (TSFR3M + 5.600%) 9.333 01/22/39 501,334
32,150,000 (a),(b),(c),(d) Buttermilk Park CLO Ltd, Series 2018 1A 47.160 10/15/31 528,771
1,778,000 (a),(b),(c),(d),(e) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 0.000 10/15/31 4,000
1,000,000 (a),(b) CARLYLE US CLO 2021-2 LTD, Series 2021 2A, (TSFR3M +
2.850%)
6.579 04/20/38 1,001,655
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 962,048
1,000,000 (a),(b) Carlyle US CLO 2023-3 Ltd, Series 2023 3A, (TSFR3M +
5.400%)
9.153 10/15/40 989,793
3,500,000 (a),(b) Carlyle US CLO 2025-4 Ltd, Series 2025 4A, (TSFR3M +
5.000%)
8.810 10/25/37 3,510,192
1,000,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
9.668 04/15/39 1,021,736
750,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9.250 10/17/38 694,710
1,500,000 (a),(b),(c) CIFC Funding 2017-III Ltd, Series 2017 3A 16.375 04/20/37 350,241
6,825,000 (a),(b),(c) CIFC Funding 2018-II Ltd, Series 2018 2A 7.866 10/20/37 2,120,644
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 9.479 10/20/37 4,261,976
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9.810 07/25/37 2,509,360
1,216,700 (a),(b),(c) CIFC Funding 2021-II, Series 2021 2A 13.088 04/15/34 496,724
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 9.952 07/23/37 2,258,766
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 6.583 01/22/38 2,004,014
1,000,000 (a),(b) CIFC Funding 2025-VII Ltd, Series 2025 7A, (TSFR3M +
4.750%)
8.483 01/22/39 1,003,532
1,500,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9.229 10/20/38 1,508,488

Portfolio of Investments August 31, 2026
(continued)
Enhanced CLO Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS (continued)
$ 2,000,000 (a),(b),(c) Elmwood CLO I Ltd, Series 2019 1A 14.565% 04/20/37 $ 1,020,984
750,000 (a),(b) Elmwood CLO VI Ltd, Series 2020 3A, (TSFR3M + 5.900%) 9.784 07/18/37 740,721
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 9.650 10/17/37 4,942,110
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 9.979 04/20/37 2,896,092
1,250,000 (a),(b) Galaxy 30 CLO Ltd, Series 2022 30A, (TSFR3M + 5.900%) 9.653 01/15/38 1,209,347
2,000,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.579 01/20/39 2,002,286
1,000,000 (a),(b) Galaxy XXV CLO Ltd, Series 2018 25A, (TSFR3M + 5.750%) 9.560 04/25/36 997,392
500,000 (a),(b) GoldenTree Loan Management US CLO 22 Ltd, Series 2024
22A, (TSFR3M + 5.250%)
8.979 10/20/37 501,359
18,900,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 24.432 10/20/37 10,673,699
37,700,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 10.825 10/20/37 246,256
2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10.633 04/22/37 1,938,932
1,000,000 (a),(b),(c) Invesco US CLO 2023-1 Ltd, Series 2023 1A 17.558 04/22/37 458,478
100,000 (a),(b),(c) Invesco US CLO 2023-1 Ltd, Series 2023 1A 45.899 04/22/37 17,175
1,000,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 964,057
6,930,000 (a),(b),(c) KKR CLO 32 Ltd, Series 2020 32A 9.681 04/15/37 3,022,319
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 10.979 10/20/34 3,465,852
1,000,000 (a),(b) KKR CLO 58 Ltd, Series 2025 58A, (TSFR3M + 5.300%) 9.053 10/15/38 995,046
500,000 (a),(b) Madison Park Funding LI Ltd, Series 2021 51A, (TSFR3M +
2.900%)
6.784 10/19/38 497,062
750,000 (a),(b) Madison Park Funding XXVIII Ltd, Series 2018 28A, (TSFR3M +
6.350%)
10.103 01/15/38 649,624
1,250,000 (a),(b) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8.680 04/15/39 1,258,812
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 8.850 04/17/34 741,911
625,000 (a),(b) Magnetite XL Ltd, Series 2024 40A, (TSFR3M + 5.250%) 8.965 07/15/39 630,162
1,000,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 5.590 01/25/38 1,003,175
1,500,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 1.600%) 5.410 01/25/35 1,504,125
2,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 4.800%) 8.467 01/25/39 1,994,412
1,900,000 (a),(b) MidOcean Credit CLO XIX, Series 2025 19A, (TSFR3M +
5.500%)
9.212 07/20/39 1,908,088
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6.269 10/20/37 751,135
1,250,000 (a),(b) Midocean Credit CLO XX, Series 2025 20A, (TSFR3M +
5.000%)
8.729 01/20/39 1,237,157
4,135,000 (a),(b),(c) Neuberger Berman CLO XXI Ltd, Series 2016 21A 16.439 01/20/39 2,061,215
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
8.979 01/20/39 7,663,285
1,000,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
10.000 04/17/40 1,019,579
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10.729 10/19/38 2,970,459
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 33 Ltd, Series 2019
33A, (TSFR3M + 5.500%)
9.394 04/16/39 497,800
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.729 07/20/39 2,477,013
1,775,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.943 10/16/37 1,756,327
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 2.800%)
6.553 04/15/34 498,379
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 5.750%)
9.503 04/15/34 1,438,757
750,000 (a),(b) Neuberger Berman Loan Advisers CLO 42 Ltd, Series 2021
42A, (TSFR3M + 2.500%)
6.293 07/16/36 740,945
1,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 51 Ltd, Series 2022
51A, (TSFR3M + 5.700%)
9.452 10/23/36 1,251,841
1,750,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 5.600%)
9.333 04/22/40 1,757,639
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.229 04/20/38 1,506,428
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
9.775 10/24/38 1,741,656

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS (continued)
$ 2,000,000 (a),(b) OCP CLO 2020-20 Ltd, Series 2020 20A, (TSFR3M + 6.550%) 10.279% 04/18/37 $ 2,003,204
2,000,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 1,999,338
2,000,000 (a),(b) Octagon 52 Ltd, Series 2021 1A, (TSFR3M + 7.330%) 11.082 07/23/37 1,905,038
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 10.002 04/15/38 2,470,628
2,000,000 (a) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 1,972,894
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
7.434 01/21/38 743,168
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 6.433 01/22/38 1,002,970
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6.379 01/20/38 1,003,033
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
2.600%)
6.352 07/23/39 2,009,932
2,750,000 (a),(b),(c) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 42.760 05/21/34 97,213
4,323,000 (a),(b),(c) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 5.706 07/15/38 1,475,695
1,000,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
8.000%)
11.753 07/15/38 860,786
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10.061 10/20/37 1,480,859
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
7.479 01/20/38 1,980,604
1,000,000 (a),(b) Palmer Square CLO 2025-2 Ltd, Series 2025 2A, (TSFR3M +
5.750%)
9.418 07/20/38 1,009,188
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.229 07/20/37 2,369,060
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10.479 10/20/37 1,393,340
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 9.503 01/15/38 927,824
1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.753 01/15/38 1,194,283
1,250,000 (a) Regatta XXIV Funding Ltd, Series 2021 5X, (TSFR3M + 5.150%),
Reg S
8.879 01/20/38 1,217,079
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (TSFR3M +
6.012%)
9.741 10/20/30 1,071,738
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 10.479 10/20/34 969,467
1,000,000 (a),(b) Sixth Street CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 10.510 04/25/37 978,906
1,000,000 (a),(b) Sixth Street CLO XX Ltd, Series 2021 20A, (TSFR3M + 2.950%) 6.700 07/17/38 1,001,352
7,501,599 (f),(g) Stanwix-CLO WH, Series 2026 6RKX 2.000 12/18/28 7,679,599
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7.284 04/20/34 2,954,373
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 9.629 04/20/38 1,888,534
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 12.861 04/20/34 345,597
1,000,000 (a),(b) Trinitas CLO XVIII Ltd, Series 2021 18A, (TSFR3M + 7.312%) 11.041 01/20/35 855,516
3,000,000 (a),(b),(c) Unity-Peace Park CLO Ltd, Series 2022 1A 6.804 04/20/35 402,861
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 6.891 04/20/31 1,507,988
1,750,000 (a),(b) Wehle Park CLO Ltd, Series 2022 1A, (TSFR3M + 5.400%) 9.349 10/21/38 1,524,870
TOTAL OTHER ABS 191,205,038
TOTAL ASSET-BACKED SECURITIES
(Cost $220,642,033) 191,205,038
TOTAL LONG-TERM INVESTMENTS
(Cost $220,642,033) 191,205,038
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
1,400,000 REPURCHASE AGREEMENTS - 0.7% 1,400,000
1,400,000 (h) Fixed Income Clearing Corporation 3.600 09/01/26 1,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,400,000) 1,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,400,000) 1,400,000
TOTAL INVESTMENTS - 99.7%
(Cost $222,042,033) 192,605,038
OTHER ASSETS & LIABILITIES, NET -   0.3% 640,085
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 193,245,123

Portfolio of Investments August 31, 2026
(continued)
Enhanced CLO Income

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
ABS Asset-Backed Security
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $180,335,466 or 93.6% of Total Investments.
(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The rate shown is the estimated yield based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Security is in the process of liquidation.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(h) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $1,400,140 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 1.730% and maturity date 9/10/35, valued at $1,428,011.

Portfolio of Investments August 31, 2026
Enhanced Corporate Opportunities
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
41344281 CORPORATE BONDS - 46.0% (a) 41344281
AUTOMOBILES & COMPONENTS - 0.7%
$ 300,000 (b) Dexko Global Inc 7.500% 04/15/32 $ 250,558
400,000 Goodyear Tire & Rubber Co/The 8.875 07/15/32 407,969
TOTAL AUTOMOBILES & COMPONENTS 658,527
CAPITAL GOODS - 2.1%
250,000 (b) Alta Equipment Group Inc 9.000 06/01/29 242,599
450,000 (b) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 457,083
700,000 (b) LSF12 Helix Parent LLC 7.125 02/01/33 700,279
450,000 (b) Masterbrand Inc 7.000 07/15/32 449,803
TOTAL CAPITAL GOODS 1,849,764
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
450,000 (b) Garda World Security Corp 8.375 11/15/32 460,165
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 460,165
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
250,000 (b) Dealer Tire Financial LLC 10.375 10/01/31 248,647
550,000 (b) Michaels Cos Inc/The 11.000 03/15/34 533,665
750,000 (b) Park River Holdings Inc 8.750 12/31/30 710,381
750,000 (b) Staples Inc 10.750 09/01/29 720,545
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,213,238
CONSUMER DURABLES & APPAREL - 1.3%
500,000 (b) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 215,000
250,000 (b) MajorDrive Holdings IV LLC 6.375 06/01/29 210,970
300,000 (b) S&S Holdings LLC 8.375 10/01/31 286,039
500,000 Whirlpool Corp 4.750 02/26/29 474,486
TOTAL CONSUMER DURABLES & APPAREL 1,186,495
CONSUMER SERVICES - 2.4%
1,619,000 (b) Motion Bondco DAC 6.625 11/15/27 1,525,956
300,000 (b) Sabre GLBL Inc 11.125 07/15/30 295,125
300,000 (b) Sotheby's 8.250 04/15/31 303,769
TOTAL CONSUMER SERVICES 2,124,850
ENERGY - 4.4%
300,000 (b) Borr IHC Ltd / Borr Finance LLC 8.750 01/15/32 291,370
550,000 (b) ITT Holdings LLC 6.500 08/01/29 548,297
720,000 (b) Moss Creek Resources Holdings Inc 8.250 09/01/31 730,179
700,000 (b) Seadrill Finance Ltd 6.750 07/15/34 686,189
900,000 (b) TransMontaigne Partners LLC 8.500 06/15/30 918,069
750,000 (b),(c),(d) Venture Global LNG Inc 9.000 N/A 760,284
TOTAL ENERGY 3,934,388
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
610,000 (b) Office Properties Income Trust/MD 9.000 03/31/29 618,785
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 618,785
FINANCIAL SERVICES - 2.2%
900,000 (d) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 907,305
1,100,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 1,052,839
TOTAL FINANCIAL SERVICES 1,960,144
FOOD, BEVERAGE & TOBACCO - 1.2%
550,000 (b) Fiesta Purchaser Inc 9.625 09/15/32 538,456
550,000 (b) Viking Baked Goods Acquisition Corp 8.625 11/01/31 550,577
TOTAL FOOD, BEVERAGE & TOBACCO 1,089,033
HEALTH CARE EQUIPMENT & SERVICES - 2.9%
840,000 (b) CHS/Community Health Systems Inc 6.125 04/01/30 717,984
600,000 (b) Gainwell Acquisition Corp 9.000 09/01/31 624,976
300,000 (b) LifePoint Health Inc 7.000 05/01/34 282,075
700,000 (b) National Mentor Holdings Inc 10.500 12/15/30 745,152
250,000 (b) US Acute Care Solutions LLC 9.750 05/15/29 245,059
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,615,246

Portfolio of Investments August 31, 2026
(continued)
Enhanced Corporate Opportunities

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.6%
$ 700,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875% 11/01/29 $ 692,174
750,000 (b) Ardonagh Group Finance Ltd 8.875 02/15/32 752,004
TOTAL INSURANCE 1,444,178
MATERIALS - 3.4%
700,000 (b) Ardagh Group SA, (cash 6.000%, PIK 5.000% or cash 5.500%,
PIK 6.500%)
11.000 12/01/30 670,133
300,000 (b) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 304,907
690,000 (b) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 681,636
710,000 (b) Herens Holdco Sarl 4.750 05/15/28 624,544
270,000 (b) Owens-Brockway Glass Container Inc 9.500 06/01/33 264,182
530,000 (b) WR Grace Holdings LLC 5.625 08/15/29 504,172
TOTAL MATERIALS 3,049,574
MEDIA & ENTERTAINMENT - 6.5%
400,000 (b) Advantage Sales & Marketing Inc 9.000 11/15/30 332,424
850,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 899,516
450,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 469,800
1,000,000 (e) DISH DBS Corp 5.125 06/01/29 923,750
425,000 (b) Neptune Bidco US Inc 10.375 05/15/31 446,567
420,000 (b) Neptune Bidco US Inc 9.500 02/15/33 431,231
650,000 (b) OAK-Eagle Acquireco Inc 8.750 07/01/34 689,860
500,000 (b) Telesat Canada / Telesat LLC 6.500 10/15/27 324,879
550,000 (b) Univision Communications Inc 9.375 08/01/32 561,226
860,000 (b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 763,774
TOTAL MEDIA & ENTERTAINMENT 5,843,027
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
1,800,000 (b) Bausch Health Americas Inc 8.500 01/31/27 1,797,722
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,797,722
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
325,000 (b) CoreLogic Inc 12.000 02/01/32 310,923
650,000 (b) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 631,440
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 942,363
SOFTWARE & SERVICES - 1.8%
700,000 (b) Cloud Software Group LLC 6.500 03/31/29 696,762
1,000,000 (b) Virtusa Corp 7.125 12/15/28 893,042
TOTAL SOFTWARE & SERVICES 1,589,804
TELECOMMUNICATION SERVICES - 4.6%
870,000 (b) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 906,534
500,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 513,760
1,350,000 (b) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 5.750 03/09/30 1,350,000
1,400,000 (b) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 7.125 09/09/30 1,390,564
TOTAL TELECOMMUNICATION SERVICES 4,160,858
TRANSPORTATION - 3.2%
650,000 (b) Clue Opco LLC 9.500 10/15/31 655,821
1,700,000 (b) GB AIT Buyer Inc 8.750 04/30/34 1,730,352
500,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 510,537
TOTAL TRANSPORTATION 2,896,710
UTILITIES - 1.0%
920,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 909,410
TOTAL UTILITIES 909,410
TOTAL CORPORATE BONDS
(Cost $41,248,741) 41,344,281
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
47539386 VARIABLE RATE SENIOR LOAN INTERESTS - 52.9% 47539386
AUTOMOBILES & COMPONENTS - 1.0%
950,000 (f),(g) DexKo Global Inc., Term Loan B, (TBD) TBD TBD 920,669
TOTAL AUTOMOBILES & COMPONENTS 920,669

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 3.4%
$ 175,000 (g) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8.186% 02/10/31 $ 147,493
1,550,000 (f),(g) Conair Holdings, LLC, Term Loan B, (TBD) TBD TBD 1,392,102
510,000 (g) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.936 07/08/30 442,267
1,100,000 (f),(g) Oregon Tool, Inc., First Lien Term Loan, (TBD) TBD TBD 1,105,846
TOTAL CAPITAL GOODS 3,087,708
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
1,300,000 (f),(g) Spin Holdco Inc., First Lien First Out Term Loan, (TBD) TBD TBD 1,342,757
1,200,000 (f),(g) Spin Holdco Inc., First Lien Second Out Term Loan, (TBD) TBD TBD 844,800
1,275,000 (g) TruGreen Limited Partnership, Term Loan, (TSFR1M + 4.000%) 7.786 11/02/28 1,193,081
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,380,638
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
600,000 (g) LBM Acquisition LLC, (TSFR1M + 5.000%) 8.688 06/06/31 504,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 504,000
CONSUMER DURABLES & APPAREL - 2.1%
550,000 (g) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.994 06/01/28 529,562
1,350,000 (f),(g) S&S Holdings LLC, Term Loan, (TBD) TBD TBD 1,353,881
TOTAL CONSUMER DURABLES & APPAREL 1,883,443
CONSUMER SERVICES - 0.5%
450,000 (g) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.936 02/06/30 440,908
TOTAL CONSUMER SERVICES 440,908
ENERGY - 1.4%
2,000,000 (f),(g) New Fortress Energy Inc, Incremental Term Loan B, (TBD) TBD TBD 1,276,430
TOTAL ENERGY 1,276,430
FINANCIAL SERVICES - 0.8%
400,000 (f),(g) Champions Financing Inc, (TBD) TBD TBD 395,956
300,000 (g) Forward Air Corporation, Term Loan B, (TSFR3M + 4.500%) 8.343 12/19/30 298,200
TOTAL FINANCIAL SERVICES 694,156
HEALTH CARE EQUIPMENT & SERVICES - 8.9%
1,000,000 (f),(g) ADMI Corp., Term Loan B2, (TBD) TBD TBD 948,890
450,000 (g) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.436 12/23/27 429,750
1,000,000 (g),(h) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
1.000%)
4.834 11/30/28 541,250
1,100,000 (g) Gainwell Acquisition Corp., Refinancing Term Loan, (TSFR3M +
4.500%)
8.223 08/19/31 1,106,875
500,000 (f),(g) Pathway Vet Alliance LLC, (TBD) TBD TBD 506,917
1,000,000 (g) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.232 06/30/32 995,000
2,300,000 (g) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 3.500%), (cash 7.494%, PIK 1.500%)
7.494 06/28/28 2,259,750
730,000 (f),(g) Summit Behavioral Healthcare LLC, (TBD) TBD TBD 737,530
501,896 (g) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.241%, PIK 1.500%)
8.241 11/20/29 469,900
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,995,862
INSURANCE - 1.5%
480,000 (g) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.686 11/06/30 409,601
900,000 (f),(g) Asurion LLC, Term Loan B11, (TBD) TBD TBD 902,412
TOTAL INSURANCE 1,312,013
MATERIALS - 1.5%
907,962 (g),(h) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
2.000%), (cash 5.663%, PIK 5.000%)
5.843 01/30/31 875,757
500,000 (f),(g) TricorBraun Holdings, Inc., Term Loan, (TBD) TBD TBD 454,013
TOTAL MATERIALS 1,329,770
MEDIA & ENTERTAINMENT - 9.7%
1,010,000 (f),(g) Advantage Sales & Marketing, Inc., First Out Term Loan, (TBD) TBD TBD 851,556
3,000,000 (g) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.628 05/15/31 3,049,875
1,350,000 (f),(g) E.W. Scripps Company (The), Term Loan B2, (TBD) TBD TBD 1,353,861
750,000 (f),(g) iHeartCommunications, Inc., Term Loan, (TBD) TBD TBD 667,500
500,000 (g) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.186 10/17/31 455,558
1,403,102 (f),(g) Radiate Holdco, LLC, FLFO Term Loan, (TBD) TBD TBD 1,240,938

Portfolio of Investments August 31, 2026
(continued)
Enhanced Corporate Opportunities

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,255,286 (g) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7.002% 12/11/28 $ 1,133,680
TOTAL MEDIA & ENTERTAINMENT 8,752,968
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
930,000 (g) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.936 10/08/30 927,010
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 927,010
SOFTWARE & SERVICES - 13.2%
1,000,000 (g),(h) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.514 07/30/31 950,260
450,000 (g) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.456 05/01/31 430,763
813,000 (g),(h) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.982 06/26/31 784,378
350,000 (g) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 8.759 11/05/31 262,720
500,000 (g) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.686 03/01/29 474,653
150,000 (f),(g) Peraton Corp, (TBD) TBD TBD 114,377
2,000,000 (g) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.673 02/01/28 1,905,420
103,000 (f),(g) Plano HoldCo Inc, (TBD) TBD TBD 84,009
574,683 (f),(g) Proofpoint, Inc., Repriced Term Loan, (TBD) TBD TBD 574,754
900,000 (f),(g) Proofpoint, Inc., Term Loan B, (TBD) TBD TBD 889,236
2,290,000 (g) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.523 05/15/28 2,006,292
450,000 (g) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.436 11/28/28 446,666
650,000 (g) SonicWall US Holdings Inc., FL20 Term Loan 1, (TSFR3M +
5.000%)
8.745 04/26/30 245,554
840,000 (g) Tempo Acquisition LLC, (TSFR1M + 1.750%) 5.436 08/31/28 697,515
1,000,000 (f),(g) Vericast Corp., Extended Term Loan, (TBD) TBD TBD 995,000
1,000,000 (g) Virtusa Corporation, Term Loan B, (TSFR1M + 3.250%) 6.936 02/15/29 974,500
TOTAL SOFTWARE & SERVICES 11,836,097
TELECOMMUNICATION SERVICES - 3.5%
792,000 (g),(h) Patagonia Holdco LLC, Term Loan B1, (TSFR3M + 5.750%) 9.508 08/01/29 624,361
2,500,000 (g) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.776 12/07/26 2,121,875
450,387 (f),(g) Zayo Group Holdings, Inc., Term Loan, (TBD), (cash 6.801%, PIK
0.500%)
TBD TBD 451,478
TOTAL TELECOMMUNICATION SERVICES 3,197,714
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $47,811,177) 47,539,386
TOTAL LONG-TERM INVESTMENTS
(Cost $89,059,918) 88,883,667
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  23.8%
21,425,000 REPURCHASE AGREEMENTS - 23.8% 21,425,000
21,425,000 (i) Fixed Income Clearing Corporation 3.600 09/01/26 21,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,425,000) 21,425,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,425,000) 21,425,000
TOTAL INVESTMENTS - 122.7%
(Cost $110,484,918) 110,308,667
OTHER ASSETS & LIABILITIES, NET -   (22.7)% (20,406,180)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 89,902,487
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month

See Notes to Financial Statements
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $37,577,932 or 34.1% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.5% of Total Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) When-issued or delayed delivery security.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Portion of investment purchased on a delayed delivery basis.
(i) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $21,427,143 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 10/31/32, valued at $21,853,644.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2026
Enhanced CLO
Income
Enhanced
Corporate
Opportunities
ASSETS
Long-term investments, at value
†
$ 191,205,038 $ 88,883,667
Short-term investments, at value
◊
1,400,000 21,425,000
Cash 39,854 –
Receivables:
Interest 2,114,148 1,003,438
Investments sold 756,918 1,277,844
Reclaims – 4,412
Reimbursement from Adviser – 28,300
Shares sold 11,706 –
Other 18,828 84
Total assets 195,546,492 112,622,745
LIABILITIES
Cash overdraft – 77,090
Payables:
Management fees 219,654 93,552
Dividends 1,839,473 533,843
Interest 55 –
Investments purchased - when-issued/delayed-delivery settlement – 21,925,664
Accrued expenses:
Custodian fees 103,858 2,128
Trustees fees 3,272 502
Professional fees 64,249 71,270
Shareholder reporting expenses 2,021 630
Shareholder servicing agent fees 21,690 2,939
Distribution and service fees (12b-1) 23 –
Other 47,074 12,640
Total liabilities 2,301,369 22,720,258
Net assets applicable to common shares $ 193,245,123 $ 89,902,487
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Paid-in capital $ 223,130,125 $ 90,100,000
Total distributable earnings (loss) (29,885,002) (197,513)
Net assets applicable to common shares $ 193,245,123 $ 89,902,487
†
   Long-term investments, cost $ 220,642,033 $ 89,059,918
◊
   Short-term investments, cost $ 1,400,000 $ 21,425,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Enhanced CLO
Income
Enhanced
Corporate
Opportunities
CLASS A1:
Net assets $ 21,619 $ —
Common Shares outstanding 1,250 —
Net asset value ("NAV") per common share $ 17.30 $ —
Maximum sales charge 2.50% –%
Offering price per common share (NAV per common share plus maximum sales charge) $ 17.74 $ —
CLASS A2:
Net assets $ 21,621 $ —
Common Shares outstanding 1,250 —
NAV and offering price per common share $ 17.30 $ —
CLASS I:
Net assets $ 193,201,883 $ 89,902,487
Common Shares outstanding 11,168,719 4,505,000
NAV and offering price per common share $ 17.30 $ 19.96
Authorized shares - per class Unlimited Unlimited
Par value per common share $   0.01 $   0.01

Statement of Operations
See Notes to Financial Statements

``
Year Ended August 31, 2026
Enhanced CLO
Income
Enhanced
Corporate
Opportunities
1
INVESTMENT INCOME
Dividends from affiliated investments $ 32,953 $ —
Interest 27,948,830 815,249
Total investment income 27,981,783 815,249
EXPENSES
– –
Management fees 2,701,554 128,775
Distribution and service fees (12b-1) - Class A1 171 —
Distribution and service fees (12b-1) - Class A2 114 —
Shareholder servicing agent fees - Class A1 4 —
Shareholder servicing agent fees - Class A2 4 —
Shareholder servicing agent fees - Class I 42,538 2,939
Interest expense 2,683 —
Trustees fees 8,697 418
Custodian expenses 62,857 2,128
Registration fees 55,432 12,443
Professional fees 191,466 71,270
Shareholder reporting expenses 4,594 707
Other 8,708 483
Total expenses before fee waiver/expense reimbursement 3,078,822 219,163
Fee waiver/expense reimbursement (62,071) (59,345)
Net expenses 3,016,751 159,818
Net investment income (loss) 24,965,032 655,431
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (339,515) (142,850)
Affiliated investments (37,091) —
Net realized gain (loss) (376,606) (142,850)
Change in unrealized appreciation (depreciation) on:
Investments (25,131,559) (176,251)
Net change in unrealized appreciation (depreciation) (25,131,559) (176,251)
Net realized and unrealized gain (loss) (25,508,165) (319,101)
Net increase (decrease) in net assets applicable to common shares from operations $ (543,133) $ 336,330
1
For the period July 17, 2026 (commencement of operations) through August 31, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

Enhanced CLO Income
Enhanced Corporate
Opportunities
Year Ended
8/31/26
For the period
1/10/25
(commencement of
operations)
through
8/31/25
For the period
7/17/26
(commencement of
operations)
through
8/31/26
OPERATIONS
Net investment income (loss) $ 24,965,032 $ 14,966,598 $ 655,431
Net realized gain (loss) (376,606) (54,684) (142,850)
Net change in unrealized appreciation (depreciation) (25,131,559) (4,305,436) (176,251)
Net increase (decrease) in net assets applicable to common shares from operations (543,133) 10,606,478 336,330
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends:
Class A1 (2,729) (1,497) —
Class A2 (2,786) (1,534) —
Class I (25,786,910) (14,153,086) (533,843)
Total distributions (25,792,425) (14,156,117) (533,843)
FUND SHARE TRANSACTIONS
Fund Reorganization — 220,120,449 —
Subscriptions 2,920,822 300,000 90,000,000
Reinvestments of distributions 51,575 3,959 —
Redemptions (316,485) — —
Net increase (decrease) applicable to common shares from Fund share transactions 2,655,912 220,424,408 90,000,000
Net increase (decrease) in net assets applicable to common shares (23,679,646) 216,874,769 89,802,487
Net assets applicable to common shares at the beginning of period 216,924,769 50,000 100,000
Net assets applicable to common shares at the end of period $ 193,245,123 $ 216,924,769 $ 89,902,487

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced CLO Income
Class
A1
8/31/26
$ 19.67 $ 2.11 $ (2.30) $ (0.19) $ (2.18) $ — $ (2.18) $ 17.30
8/31/25
(d)
20.00 1.26 (0.39) 0.87 (1.20) — (1.20) 19.67
Class
A2
8/31/26
19.67 2.16 (2.30) (0.14) (2.23) — (2.23) 17.30
8/31/25
(d)
20.00 1.30 (0.40) 0.90 (1.23) — (1.23) 19.67
Class
I
8/31/26
19.68 2.25 (2.31) (0.06) (2.32) — (2.32) 17.30
8/31/25
(d)
20.00 1.36 (0.40) 0.96 (1.28) — (1.28) 19.68
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period January 10, 2025 (commencement of operations) through August 31, 2025.
(e)
Annualized.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(0.87) % $ 22 2.29% 2.26% 11.68% 28%
4.51 25 2.29
(e)
2.23
(e)
10.07
(e)
29
(0.62) 22 2.03 2.00 11.93 28
4.66 25 2.04
(e)
1.98
(e)
10.32
(e)
29
(0.15) 193,202 1.53 1.50 12.43 28
5.02 216,876 1.54
(e)
1.48
(e)
10.81
(e)
29

Financial Highlights
(continued)
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced Corporate Opportunities
Class
I
8/31/26
(d)
$ 20.00 $ 0.16 $ (0.08) $ 0.08 $ (0.12) $ — $ (0.12) $ 19.96
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period July 17, 2026 (commencement of operations) through August 31, 2026.
(e)
Annualized.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
0.39% $ 89,902 2.02%
(e)
1.48%
(e)
6.05%
(e)
11%

Notes to Financial Statements
1. General Information
Fund Information: The funds covered in this report are Nuveen Enhanced CLO Income Fund (“Enhanced CLO Income”) and Nuveen Enhanced
Corporate Opportunities Fund (“Enhanced Corporate Opportunities“) (each a “Fund” and collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies that continually offers their common shares of beneficial interest (“Common Shares”) and are operated as “interval funds.” The Funds were each organized as Massachusetts business trusts on August 29, 2024 and November 16, 2023, respectively.
Current Fiscal Period: The end of the reporting period for the Funds is August 31, 2026, and the period covered by these Notes to Financial
Statements for Enhanced CLO Income is the fiscal year ended August 31, 2026 while the period for Enhanced Corporate Opportunities is July 17,
2026 (commencement of operations) through August 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.
Fund Reorganization: Prior to commencement of the Enhanced CLO Income’s operations, all of the assets of a Cayman Islands exempted limited partnership, Nuveen CLO Opportunities Master Fund LP (the “Master Fund”), through which Nuveen CLO Opportunities Fund LP, a private fund relying on an exemption from registration under section 3(c)(7) of the 1940 Act (the “Predecessor Fund”), invested were transferred to the Fund and the Predecessor Fund and the Master Fund ceased operations (the “Reorganization”). The Predecessor Fund distributed 11,006,022 Class I
Common Shares of the Fund, valued at $220,120,449, obtained in the Reorganization to limited partners (“LPs”) in the Predecessor Fund, with each
LP receiving Class I Common Shares equal in value to the value of their holdings in the Predecessor Fund immediately prior to the Reorganization.
Thereafter, the Predecessor Fund and the Master Fund ceased operations and were dissolved under state law. The Predecessor Fund was originally organized as a Delaware limited partnership on August 15, 2022 and commenced investment operations on September 30, 2022. The Predecessor
Fund (through its investments in the Master Fund) had investment policies, an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund and the Master Fund were also managed by the Sub-Adviser.
Share Classes and Sales Charges: Class A1 Shares are generally sold with an up-front sales charge. Class A1 Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50%
if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Collateralized Loan Obligations (“CLOs”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial

Assets. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity tranches in the U.S. GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the quarterly period.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively, "12b-1 fees"). Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative settled shares of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Organizational Expenses: Prior to the commencement of operations on January 10, 2025, Enhanced CLO Income had no operations other than those related to organizational matters and the Fund’s initial contribution of $50,000 by the Adviser. Prior to the commencement of operations on July 17, 2026, Enhanced Corporate Opportunities had no operations other than those related to organizational matters, the Fund’s initial contribution of $100,000 by the Adviser and the recording of the Fund's organizational expenses of $16,000 and their reimbursement by the Adviser.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Each Fund has adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
The prices of CLOs are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields, spreads or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
For certain securities that are less liquid and of lower quality, such as CLO equity tranches, pricing services may incorporate information regarding the security, its issuer, or relevant market activity as provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the availability of observable market information.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 183,525,439 $ 7,679,599 $ 191,205,038
Short-Term Investments:
Repurchase Agreements – 1,400,000 – 1,400,000
$ – $ 184,925,439 $ 7,679,599 $ 192,605,038
Enhanced Corporate Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 41,344,281 $ – $ 41,344,281
Variable Rate Senior Loan Interests – 47,539,386 – 47,539,386
Short-Term Investments:
Repurchase Agreements – 21,425,000 – 21,425,000
$ – $ 110,308,667 $ – $ 110,308,667

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period were as follows:
4. Portfolio Securities
Collateralized Loan Obligations: Collateralized Loan Obligations (“CLOs”) are asset-backed securities that are typically collateralized principally by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade (commonly known as “high yield” or “junk” bonds). The special purpose entity typically issues one or more classes (sometimes referred to as “tranches”) of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. Enhanced CLO Income may also invest in warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle. The tranches of CLOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CLO structure to obtain the desired credit ratings for the most highly rated debt securities issued by a CLO. The types of credit enhancement used include “internal” credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts. The key feature of the CLO structure is the prioritization of the cash flows from a pool of securities among the several tranches of the CLO. As interest payments are received, the CLO makes contractual interest payments to each tranche of debt based on its seniority. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated tranche (often referred to as the “residual” or “equity” tranche). The contractual provisions setting out this order of payments are set out in detail in the relevant
CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each
CLO. If a coverage test is failing, proceeds will be diverted to repay principal on the senior tranches until the test passes.
Participation Commitments: With respect to the senior loans held in Enhanced Corporate Opportunities, the Fund may: 1) invest in assignments;
2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the
Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Level 3
Enhanced CLO Income
Asset-Backed
Securities
Balance at the beginning of period $ -
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 178,000
Purchases at cost 9,000,000
Sales at proceeds (1,498,401)
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 7,679,599
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 178,000
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Impact to
Valuation from an
Increase to Input*
Enhanced CLO
Income
Asset-Backed Securities $7,679,599 Recent Transactions Transaction Price $102.37 N/A Increase
* Represents the directional change in the fair value of the Level 3 instruments that could have resulted from an increase in the corresponding input as of the end of the reporting period. A decrease to the unobservable input would have had the opposite effect. Significant changes to these inputs may have resulted in a significantly higher or lower fair value measurement at the end of the reporting period.

Notes to Financial Statements
(continued)
Unfunded Commitments: Pursuant to the terms of certain warehouse facilities, Enhanced CLO Income may have unfunded commitments.
Warehouse facilities may include commitments to purchase securities in CLOs which have priced but are not yet closed. As of the end of the current fiscal period, Enhanced CLO Income has the financial resources to satisfy its outstanding unfunded commitment, which are as follows:
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Quarterly Repurchase Offer: In order to provide liquidity to common shareholders, the Funds have adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of their outstanding Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, Enhanced CLO Income and
Enhanced Corporate Opportunities currently expect to offer to repurchase 7.5% and 10%, respectively, of their outstanding Common Shares at NAV.
The Funds do not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Funds may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Funds would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Funds, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Enhanced CLO Income engaged in quarterly repurchase offers as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Enhanced CLO Income Fixed Income Clearing Corporation $ 1,400,000 $ (1,428,011)
Enhanced Corporate Opportunities Fixed Income Clearing Corporation 21,425,000 (21,853,644)
Fund Outstanding Unfunded Commitments
Enhanced CLO Income $ 6,987,200
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Enhanced CLO Income
$ 54,460,643 $ 56,758,672
Enhanced Corporate Opportunities
98,986,561 9,888,619

During the current fiscal period, Enhanced Corporate Opportunities did not engage in any repurchase offers.
Common Share Transactions
Transactions in common shares during the current and prior fiscal period were as follows:
7. Income Tax Information
Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in
Repurchase
Request
Deadline
Repurchase Offer
Amount (as a
percentage of
outstanding shares)
Number of
Shares
Repurchased
Percentage of
Outstanding Shares
Repurchased
05 Nov 2025 7.50% 157 -*
05 Feb 2026 7.50% 2,365 -*
05 May 2026 7.50% 9,374 0.08%
05 Aug 2026 7.50% 6,135 -*
* Value rounded to zero.
Year Ended
8/31/26
*
For the period 1/10/25
(commencement of operations)
through 8/31/25
*
Enhanced CLO Income Shares Value Shares Value
Shares issued in the Reorganization:
Class I — $— 11,006,022 $220,120,449
Total Reorganization — — 11,006,022 220,120,449
Subscriptions:
Class I 162,372 2,920,822 15,189 300,000
Total subscriptions 162,372 2,920,822 15,189 300,000
Reinvestments of distributions:
Class I 2,965 51,575 202 3,959
Total reinvestments of distributions 2,965 51,575 202 3,959
Repurchases and redemptions:
Class I (18,031) (316,485) — —
Total repurchases and redemptions (18,031) (316,485) — —
Net increase (decrease) 147,306 $2,655,912 11,021,413 $220,424,408
* Prior to the commencement of operations, the Adviser owned 1,250 of Class A1 and 1,250 of Class A2 shares, which are still held as of the end of the current fiscal period.
For the period 7/17/26
(commencement of operations)
through 8/31/26
*
Enhanced Corporate Opportunities Shares Value
Subscriptions:
Class I 4,500,000 $90,000,000
Total subscriptions 4,500,000 90,000,000
Net increase (decrease) 4,500,000 $90,000,000
* Prior to the commencement of operations, the Adviser owned 5,000 of Class I shares, which are still held as of the end of the current fiscal period.

Notes to Financial Statements
(continued)
reclassifications among the components of net assets relate primarily to bond premium amortization adjustments and investments in passive foreign investment companies. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced CLO Income
$ 225,951,618 $ 806,931 $ (34,153,511) $ (33,346,580)
Enhanced Corporate Opportunities
110,492,369 849,380 (1,033,082) (183,702)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced CLO Income
$ 5,789,687 $ — $ (33,346,580) $ (479,900) $ — $ (1,848,209) $ (29,885,002)
Enhanced Corporate
Opportunities
663,526 — (183,702) (143,494) — (533,843) (197,513)
8/31/26
For the period 1/10/25
(commencement of operations)
through 8/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Enhanced CLO Income
$25,792,425 $– $14,156,117 $–
For the period 7/17/26
(commencement of operations)
through 8/31/26
Fund
Ordinary
Income
Long-Term
Capital Gains
Enhanced Corporate Opportunities
$533,843 $–
Fund Short-Term Long-Term Total
Enhanced CLO Income $ 237,840 $ 242,060 $ 479,900
Enhanced Corporate Opportunities 143,494 — 143,494

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds that are series of the TIAA-CREF
Funds and the TIAA-CREF Life Funds (except those identified above) (the Eligible Former TIAA-CREF Funds"). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the Eligible Former TIAA-CREF Funds on May 1, 2033. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level and complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual operating expenses
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed the average daily managed assets of any class of Fund shares in the amounts and for the time period stated in the following table. This expense limitation in effect may be terminated or modified prior to that date only with the approval of the Board.
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees: Enhanced CLO Income has adopted a Distribution and Servicing Plan for Class A1 Common Shares and Class
A2 Common Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares.
Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing
Plan permits the Fund to compensate the Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/or service fees are paid to financial firms through which Shareholders may purchase or hold Class A1 Common Shares and/or Class
A2 Common Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing
Average Daily Managed Assets*
Enhanced CLO Income
Fund-Level Fee Rate
Enhanced Corporate
Opportunities
Fund-Level Fee Rate
For the first $125 million 1.1900% 1.0900%
For the next $125 million 1.1775 1.0775
For the next $250 million 1.1650 1.0650
For the next $500 million 1.1525 1.0525
For the next $1 billion 1.1400 1.0400
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Enhanced CLO Income
1.1856% 0.1545% 1.3401%
Enhanced Corporate Opportunities
1.0900 0.1545 1.2445
Fund Expense Cap
Expense Cap
Expiration Date
Enhanced CLO Income 1.50% July 31, 2028
Enhanced Corporate Opportunities 1.55% July 31, 2028

Notes to Financial Statements
(continued)
Plan for Class A1 Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A1 Common Shares) is
0.75%. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A2
Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A2 Common Shares) is 0.50%. During the current fiscal period the annual rate paid by the Fund for Class A1 Shares and Class A2 Shares was 0.75% and 0.50%, respectively.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowing Arrangements
Line of Credit: Enhanced CLO Income, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, Enhanced CLO Income did not utilize this facility.
Issue
Value at
8/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
8/31/26
Value at
8/31/26
Dividend
Income
Enhanced CLO Income
Exchange-Traded Funds
Nuveen AA-BBB CLO ETF $– $ 3,999,201 $ 3,962,11 0 $ (37,091) $– – $ – $ 32,953
Total $– $3,999,201 $3,962,110 $(37,091) $– – $– $32,953
Underlying Fund TIAA Total
Enhanced CLO Income – % –%
Enhanced Corporate Opportunities 100 100%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Enhanced CLO Income
$ —
Enhanced Corporate Opportunities
—
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Enhanced CLO Income
1.0% 4.4%
Enhanced Corporate Opportunities
— —
Fund Percentage
Enhanced CLO Income
57.1%
Enhanced Corporate Opportunities
—

Additional Fund Information
(U
naudited)
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager Solutions,
Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(U
naudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return
:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO)
:
A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Net Asset Value (NAV) Per Share:
A fund's Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund's Net Assets divided by its number of shares outstanding.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(U
naudited)
Nuveen Enhanced CLO Income Fund
(the “Fund” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Fund approved the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors,
LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to the Fund. Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to the Fund. At the time of the Meeting, prior to an internal restructuring pursuant to which
Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Fund, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are
collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The
Sub-Adviser is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and the Sub-
Advisory Agreement on behalf of the Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of the Investment
Management Agreement and the Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the
“Fund Advisers,” and each a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/
or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of the Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Fund for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Fund’s advisory arrangements and oversight of the Fund. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory
Agreements is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund. With this approach, they considered the roles of the
Adviser and the Sub-Adviser in providing services to the Fund.
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Fund. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Fund utilizes the Sub-Adviser and its investment team to manage the portfolio of the Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment team and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the
Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreement.
In addition to the portfolio management services provided to the Fund, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also generally include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board, however, was aware that the Fund operated as an interval fund and that interval funds generally are continuously offered closed-end funds and designed to be a hybrid between open- and closed-end funds. In this regard, shares of interval funds typically do not trade in the secondary market, but instead, interval funds periodically offer to repurchase a specified portion of their shares.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance over the quarter period ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed period. For the Fund, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer
Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to the Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedule and the expense reimbursement and/or fee waiver agreed to by the Adviser for the Fund. In addition to the management fee arrangements, the Board
Members considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the Fund.
In its review, the Board considered that the Fund’s management fee was generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, the Fund’s management fee rate and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Fund. The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the
Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for the Adviser and Sub-Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that the Fund’s management fee to a Fund
Adviser was reasonable in light of the nature, extent and quality of services provided to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated Sub-Adviser)
from its relationship with the Fund, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated Sub-Adviser) level of profitability from its relationship with the Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Fund’s advisory fee structure, including breakpoint schedules. The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent a fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. The Board Members considered that an affiliate of the Adviser may receive a portion of the distribution and service fees paid by certain share classes of the Nuveen interval funds. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Additional Fund-Specific Factors
For the Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
______________________________________________________________________________
Nuveen Enhanced CLO Income Fund
Relative Net Performance
•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy. The
Board further considered that the Fund is new with a short performance history.
Comparative Fees and Expenses
______________________________________________________________________________
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the
Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.
At its May Meeting, with respect to the Fund, the Board approved the Investment Management Agreement with certain minor changes and the Sub-
Advisory Agreement to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the
Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The
Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory
Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the
Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to the Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

Nuveen Enhanced Corporate Opportunities Fund
(the “Fund” )
The Approval Process
At the meeting held on May 27-28, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the
“1940 Act”)), considered and approved the investment management agreement (the “Investment Management Agreement”) pursuant to which
Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) serves as investment adviser to the Fund and the investment sub-advisory agreement (the
“Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory
Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board
Members are interchangeable.
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:
the nature, extent and quality of the services expected to be provided by the Fund Adviser;
the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
the expertise and background of the Fund Adviser;
certain performance-related information (as described below);
certain profitability-related information (as described below);
the proposed management fees for the Fund, including comparisons of such management fees with the management fees of comparable funds;
the expected expenses of the Fund, including comparisons of the Fund’s expected net total expense ratio with the net total expense ratios of comparable funds; and
the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/
or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the
1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory
Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each
Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers. At the time of the Meeting, the Nuveen fund complex consisted of the group of funds advised by NFAL and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.
In connection with an internal restructuring pursuant to which TAL was merged into NAM, NFAL became the investment adviser on behalf of the
Nuveen funds previously advised by TAL.
A. Nature, Extent and Quality of Services
The Board Members considered the nature, extent and quality of the services expected to be provided to the Fund by the Fund Advisers. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised, as applicable, by the Fund Advisers,
Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund, including that the Fund would operate as an interval fund (i.e., a continuously offered closed-end fund). In this regard, the Board Members considered that shares of interval funds typically do not trade in the secondary market, but instead, interval funds periodically offer to repurchase a specified portion of their shares.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
At the Meeting and/or at prior meetings, the Board has considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board has considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-
wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or
TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
The Board has considered that the Adviser is responsible for providing investment advisory services to the funds and does so indirectly through a sub-adviser. In evaluating the investment advisory services, the Board and/or its investment committee have considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the applicable sub-adviser and/or investment team and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members considered the experience and expertise of the investment team expected to manage the Fund.
In addition to the portfolio management services provided to the funds, the Board has considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board has considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. The
Board has also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser.
Based on information provided by the Adviser, the Board Members considered certain historical performance-related data (1) for an unaffiliated interval fund that was generally comparable in certain respects to the Fund and for other interval funds in the same Lipper peer group as such unaffiliated interval fund; and (2) for a custom peer group of unaffiliated interval funds that were generally comparable in certain respects to the
Fund (collectively, the “Other Funds”). However, based on information provided by the Adviser, the Board Members considered that there were differences between the Fund and various Other Funds that could limit the assessment of peer-relative performance results. In addition, the Board
Members considered certain historical performance-related data pertaining to a sleeve of a Nuveen private fund (the “Representative Account”).
Based on information provided by the Adviser, the Board Members considered that the Fund’s anticipated strategy was generally similar in certain respects to that of the Representative Account, but also considered that there were differences, including that while the Fund was expected to use leverage, the Representative Account did not.

C. Fees, Expenses and Profitability
1. Fees and Expenses
In considering the management fees and expenses that the Fund was expected to bear, the Board Members considered, among other things, the Fund’s proposed management fee structure and its expected net total expense ratio in absolute terms as well as compared with the fees and net total expense ratios of comparable funds. As indicated above, the Board Members were aware that the Fund would operate as an interval fund. Based on information provided by the Adviser, the Board Members considered, among other things, the proposed advisory fee and estimated net total expense ratio for the Fund (based on both common assets and total managed assets), in comparison to fee and expense data (1) for an unaffiliated interval fund that was generally comparable in certain respects to the Fund and for other interval funds in the same Lipper peer group as such unaffiliated interval fund; and (2) for a custom peer group of unaffiliated interval funds that were generally comparable in certain respects to the Fund. In addition, the Board Members considered the temporary expense cap proposed by the Adviser. Further, the Board Members considered that the Adviser would pay a sub-advisory fee to the Sub-
Adviser.
The Board Members considered that assets attributable to the Fund’s use of leverage would be included in the amount of assets upon which the advisory fee is calculated. In this regard, the Board Members considered that the advisory fee is based on a percentage of average daily
“Managed Assets.” “Managed Assets” generally means the total assets of the Fund, minus the sum of its accrued liabilities (other than
Fund liabilities incurred for the express purpose of creating leverage). “Total assets” for this purpose generally includes assets attributable to the Fund’s use of leverage. The Board Members considered that the fact that a decision to employ or increase the Fund’s leverage will have the effect, all other things being equal, of increasing Managed Assets (and, in turn, increasing the Adviser’s and the Sub-Adviser’s management fees), means that the Adviser and the Sub-Adviser may have a conflict of interest in determining whether to use or increase leverage. The Board Members considered, however, that the Adviser and the Sub-Adviser would seek to manage that potential conflict by recommending to the Board to leverage the Fund (or increase such leverage) when they determine that such action would be in the best interests of the Fund, and by periodically reviewing with the Board the Fund’s performance and the impact of the use of leverage on that performance.
The Board Members considered the proposed management fee rate before any fund-level and complex-level breakpoints. In addition, the
Board Members considered the Fund’s fund-level and complex-level breakpoint schedules (described in further detail below). Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or advisory affiliates provide services to, in addition to the Nuveen funds, other clients, which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board has considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board has considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, has considered that there are no comparable clients for the closed-end
Nuveen funds. Further, the Board has considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board has further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board has concluded that the varying levels of fees are reasonable given the foregoing.
3. Profitability of the Fund Advisers
At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’
services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the
Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds).

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
In reviewing the profitability data, the Board Members have recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board has considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members have considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board has considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, have considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board has also considered the financial condition of TIAA. The Board Members have considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members have also considered the indirect benefits the Adviser or Sub-
Adviser may receive that are directly attributable to the management of the applicable funds as discussed in further detail below.
The Board considered certain information regarding the expected profitability of the Fund for its first year of operations, including currently estimated pre- and post-distribution margins.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether the Fund could be expected to benefit from any economies of scale. The Board has considered the difficulty in measuring economies of scale with any precision but has considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Fund’s proposed advisory fee structure, including breakpoint schedules. In this regard, the Board considered that the management fee of the Fund would be comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board has considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board also considered the proposed temporary expense cap for the Fund, as indicated above. In addition, the Board has considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board has further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the proposed fee arrangements were expected to appropriately share any economies of scale with the Fund’s shareholders.
E. Indirect Benefits
At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser would serve as the Fund’s principal underwriter and distributor and that such affiliate may receive a portion of the distribution and service fees paid by certain share classes of the Nuveen interval funds. As indicated above, the Fund will operate as an interval fund, which is a continuously offered closed-end fund.
In addition, the Board Members have considered that the Adviser and the Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the
Fund were reasonable in light of the services expected to be provided.

F. Approval
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the management fees were reasonable in light of the services expected to be provided to the Fund, and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

Board Members & Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Joseph A. Boateng
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2019
Class II
Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2018)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Former Investment Advisory Committee Member and Chair (2007–
2024), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
212
Michael A. Forrester
1967
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2007
Class I
Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Director,
Aflac Incorporated (since 2025); Trustee, Dexter Southfield
School (since 2019); Member (since 2020), Governing Council
of the Independent Directors Council (IDC); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2007–2023).
212
Thomas J. Kenny
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2011
Class I
Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash and
Fixed Income Portfolio Management Team (2002–2010), Goldman
Sachs Asset Management; Chairman of the Board (since 2025),
Apeel Sciences; Director (since 2015) and Chair of the Finance and
Investment Committee (since 2018), Aflac Incorporated; Director
(since 2018), ParentSquare; formerly, Director (2021–2022) and
Finance Committee Chair (2016–2022), Sansum Clinic; formerly,
Advisory Board Member (2017–2019), B’Box; formerly, Member
(2011–2012), the University of California at Santa Barbara Arts
and Lectures Advisory Council; formerly, Investment Committee
Member (2012–2020), Cottage Health System; formerly, Board
member (2009–2019) and President of the Board (2014–2018),
Crane Country Day School; Trustee (2011–2023) and Chairman
(2017–2023), the College Retirement Equities Fund; Manager
(2011–2023) and Chairman (2017–2023), TIAA Separate Account
VA-1.
212
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006–2019); formerly, various positions with ICI (1989-2006);
Formerly President (2023–2025) and Member (2020–2025) of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA).
212

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-
2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
212
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
212
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010–2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009–2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012–2014); formerly,
Trustee and Chairman of the Board of Trustees of Marian University
(2010–2013); formerly Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial Markets
Division (2007–2008), with various executive leadership roles in
ABN AMRO Bank N.V. between 1996 and 2007.
212

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Loren M. Starr
1961
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2022
Class III
Independent Consultant/Advisor (since 2021); formerly, Vice
Chair, Senior Managing Director (2020–2021), Chief Financial
Officer, Senior Managing Director (2005–2020), Invesco Ltd.;
Director (since 2023) and Chair of the Board (since 2025), formerly,
Chair of the Audit Committee (2024-2025), AMG; formerly, Chair and Member of the Board of Directors (2014–2021), Georgia
Leadership Institute for School Improvement (GLISI); formerly,
Chair and Member of the Board of Trustees (2014–2018), Georgia
Council on Economic Education (GCEE); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2022–2023).
212
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx. Member of the
Board of Directors (since 2014), The Sherwin-Williams Company
(develops, manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure); Member of the
Executive Leadership Council (ELC) (since 2014).
212
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2008
Class II
Formerly, a Co–Founding Partner, Promus Capital (investment
advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); formerly, Chair and
Member of the Board of Directors (2021–2024), Kehrein Center for
the Arts (philanthropy); Member of the Board of Directors (since
2008), Catalyst Schools of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly, Investment Committee
Chair (2017–2022), Mather Foundation Board (philanthropy);
formerly, Member (2005–2016), Chicago Fellowship Board
(philanthropy); formerly, Director, Fulcrum IT Services LLC
(information technology services firm to government entities)
(2010–2019); formerly, Director, LogicMark LLC (health services)
(2012–2016); formerly, Director, Legal & General Investment
Management America, Inc. (asset management) (2008–2013);
formerly, CEO and President, Northern Trust Global Investments
(financial services) (2004–2007); Executive Vice President,
Quantitative Management & Securities Lending (2000–2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); formerly, Member, Northern Trust Mutual
Funds Board (2005–2007), Northern Trust Global Investments
Board (2004–2007), Northern Trust Japan Board (2004–2007),
Northern Trust Securities Inc. Board (2003–2007) and Northern
Trust Hong Kong Board (1997–2004).
212
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022) of The John A. Hartford
Foundation (a philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-
2015) of the Board of Trustees of Mt. Holyoke College.
212

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2017
Class I
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
212

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer (Principal
Executive Officer)
2015 Senior Managing Director of Nuveen Fund Advisors, LLC, Nuveen Securities, LLC
and Nuveen; has previously held various positions with Nuveen.
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Marc Cardella
1984
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Controller
(Principal
Financial Officer)
2024 Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC, Nuveen Asset Management, LLC,
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC, Managing
Director of Teachers Insurance and Annuity Association of America and TIAA SMA
Strategies LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer
of TIAA Separate Account VA-1 and the College Retirement Equities Fund; Senior
Managing Director, Brooklyn Artificial Intelligence, Inc. and Brooklyn Investment
Group, LLC.
Joseph T. Castro
1964
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2025 Executive Vice President, Chief Risk and Compliance Officer, formerly, Senior
Managing Director and Head of Compliance, Nuveen; Executive Vice President and
Chief Risk and Compliance Officer, formerly, Senior Managing Director, Nuveen
Securities, LLC and Nuveen, LLC; formerly, Senior Managing Director, Nuveen Fund
Advisors, LLC.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of Nuveen;
Managing Director, Assistant Secretary and Associate General Counsel of Nuveen
Asset Management, LLC; has previously held various positions with Nuveen;
Managing Director, Associate General Counsel and Assistant Secretary of Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director,
Associate General Counsel and Assistant Secretary, Brooklyn Artificial Intelligence,
Inc. and Brooklyn Investment Group, LLC.
Parth Doshi
1990
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2026 Managing Director, formerly, Vice President of Nuveen; has previously held various positions with Nuveen.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing
Director, Associate General Counsel and Assistant Secretary, Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity
Association of America; Vice President and Assistant Secretary, TIAA-CREF Funds
and TIAA-CREF Life Funds; Vice President, Associate General Counsel, and Assistant
Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Assistant Secretary of Nuveen Securities,
LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Senior Managing Director, Head of Public Product of Nuveen; President. formerly,
Senior Managing Director, of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Director and Associate General Counsel of Nuveen; Vice President, Associate
General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC; formerly Corporate Counsel of Franklin Templeton
(2018-2022).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Senior Managing Director, Division General Counsel of Nuveen; Senior Managing
Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Senior
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director and Assistant Secretary of TIAA SMA
Strategies LLC; Managing Director, Associate General Counsel and Assistant
Secretary of College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-
CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and Annuity Association
of America and Nuveen Alternative Advisors LLC; Senior Managing Director,
Associate General Counsel and Assistant Secretary, Brooklyn Artificial Intelligence,
Inc. and Brooklyn Investment Group, LLC; has previously  held various positions with
Nuveen/TIAA.
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds
and TIAA-CREF Life Funds; has previously held various positions with Nuveen;
Vice President and Secretary of Winslow Capital Management, LLC; Executive Vice
President, Brooklyn Artificial Intelligence, Inc. and Brooklyn Investment Group, LLC;
formerly, Vice President (2007-2021) and Secretary (2016-2021) of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC.
R. Tanner Page
1985
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2025 Managing Director, formerly, Vice President of Nuveen; has previously held various positions with Nuveen.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Senior Managing Director of Nuveen.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund
Advisors, LLC; Vice President, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC and Nuveen
Asset Management, LLC; Vice President and Associate General Counsel of Nuveen;
Vice President, Associate General Counsel and Assistant Secretary, Brooklyn
Artificial Intelligence, Inc. and Brooklyn Investment Group, LLC.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director, Associate General Counsel
and Assistant Secretary of Teacher Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
5945521 RAN-CLO-0826P
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/interval-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Enhanced CLO Income Fund

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
August 31, 2026	$60,754	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2025	$60,679	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
August 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
August 31, 2026	$0	$0	$10,744,285	$10,744,285
August 31, 2025	$0	$0	$11,084,014	$11,084,014

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Terence J. Toth, Matthew Thornton III and Margaret L. Wolff.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser:

(a)(1)  Portfolio Manager Biographies

As of the date of filing this report, the following individuals at the Sub-Adviser (the “Portfolio Managers”) have primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Himani Trivedi is head of structured credit at Nuveen. She is responsible for managing loans and investments in structured credit across Nuveen-managed CLOs and various fixed income strategies. Previously, Himani served as a co-head of investments and head of structured credit at Nuveen affiliate Symphony Asset Management. She started at Nuveen under Symphony affiliate in 2004 on the convertibles desk, launched the CLO platform in 2005 and became co-Portfolio Manager for all CLOs in 2008. Prior to joining Nuveen, Himani worked on model validation for securitized products at Washington Mutual Bank and started her career in finance at ICICI Bank in India. Himani graduated with a B.S. in Chemical Engineering and an M.B.A. in Finance from Gujarat University, India and a Masters in Financial Engineering (MFE) from the Haas School of Business at University of California, Berkeley.

Joshua Grumer is a Senior Director and associate portfolio manager on Nuveen’s CLO team, where he has focused on CLO investments since 2017. His responsibilities span across investment grade, speculative grade and equity CLO tranche investing within Nuveen’s CLO strategies. Prior to joining Nuveen, Josh was at Crescent Capital from 2011 to 2017, where he was a member of the CLO tranche investing platform. From 2005 to 2011, he worked for Trust Company of the West, focusing on CLO surveillance and bank loan analytics. He began his career at Loan Pricing Corporation, contributing to bank loan mark-to-market pricing service. Joshua holds a B.S. in Business Administration from the University of Delaware and a M.B.A. from New York University’s Stern School of Business.

Stephen Virgilio is a senior trader for Nuveen’s global fixed income team and member of the securitized sector team. He is responsible for managing the organization’s structured product fixed income best execution initiatives, along with trading ABS, CMBS and Non-Agency MBS securities in both the primary and secondary markets. Prior to joining the firm in 2007, he worked at Standard & Poor’s providing securities pricing evaluations on securitized products, and at Citigroup Global Markets where he was a member of the asset backed finance group working on the origination and structuring of consumer ABS debt transactions. Prior to that, he held various positions in trading, investment management, capital markets, and securities valuations. He started his career with Citigroup Asset Management as a portfolio associate.

(a)(2) Other Accounts Managed by Portfolio Managers

Other Accounts Managed. In addition to managing the registrant, the Portfolio Managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Himani Trivedi	Registered Investment Company	2	$1.44 billion
	Other Pooled Investment Vehicles	3	$13.33 billion
	Other Accounts	2	$1.95 billion

Joshua Grumer	Registered Investment Company	1	$154.91 million
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0

Stephen Virgilio	Registered Investment Company	1	$133.90 million
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
*	Assets are as of August 31, 2026. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

(a)(3)  Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Managers’ compensation is as follows:

Portfolio managers are primarily compensated through a combination of base salary and variable compensation (“VC”). Portfolio managers have a VC target which is expressed as a percentage of their base salary. A portfolio manager’s actual VC award could be higher or lower than the VC target depending on several factors, including (i) Nuveen’s total VC pool based on company performance, (ii) the portion of the pool allocated to the line of business/function across Nuveen, (iii) individual performance rating, and (iv) individual total compensation relative to internal peers and external market.

To calibrate the performance review process, scorecards are utilized, when applicable, to provide a consistent approach across teams and sectors for evaluating individual portfolio manager performance ratings. The scorecard considers both quantitative and qualitative criteria. Quantitative metrics are weighted more heavily and focus on sustained, long-term fund performance by assessing one, three, and five-year performance results versus peer groups and benchmarks. Qualitative metrics are subject to manager discretion and internal peer reviews. Because a greater emphasis is placed on the quantitative metrics, positive Fund performance generally results in better overall performance ratings and subsequently higher VC.

Once the VC award is determined, it is allocated to two components – annual cash award and TIAA Long Term Performance Plan (“LTPP”) award; the portion of VC aligned to each of these components is based on a progressive rate scale with higher deferral percentages as a portfolio manager’s total compensation increases. A portion of a portfolio manager’s LTPP award may be allocated to the PM Plan – which is intended to align portfolio manager compensation to the performance of the Fund(s) they manage. As a subplan to LTPP, the PM Plan awards follow LTPP vesting and payment terms, with payment amount based on the most recent annual valuations of the Fund(s) preceding payment. Management reviews PM Plan Fund alignments and allocation percentages on an annual basis to ensure portfolio managers are not incentivized to take undue risks with the Funds they manage.

Additionally, portfolio managers may be included in the Profits Interest program, which is a long-term, equity-like compensation program based on the future value of the organization and is intended to drive desired behaviors that achieve strong investment results, grow the business, and manage costs. The Profits Interest program has a six-year vesting period that serves as an important retention mechanism.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

(a)(4)  Beneficial Ownership of Nuveen Enhanced CLO Income Fund Securities

As of August 31, 2026, the portfolio managers beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Himani Trivedi						X
Joshua Grumer	X
Stephen Virgilio	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced CLO Income Fund

Date: November 6, 2026	By: /s/ David J. Lamb
David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2026	By: /s/ David J. Lamb
David J. Lamb Chief Administrative Officer (principal executive officer)

Date: November 6, 2026	By: /s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)